Share-Based Compensation - Schedule of Company’s Stock Option Activity (Details) - $ / shares			9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, outstanding balance	329,395	369,092	222,635	329,395
Weighted-average exercise price, outstanding	$ 51.3	$ 49.2	$ 50.28	$ 51.3
Weighted-average remaining contractual life, outstanding	5 years 4 months 24 days	6 years 1 month 6 days	4 years 4 months 24 days	5 years 4 months 24 days
Number of stock options, exercisable	276,060		180,146	276,060
Weighted-average exercise price, exercisable	$ 51.3		$ 51.85	$ 51.3
Weighted-average remaining contractual life, exercisable			4 years 4 months 24 days	5 years 4 months 24 days
Number of stock options, granted			8,080
Weighted-average exercise price, granted			$ 9.6
Weighted- Average Remaining Contractual Life, granted			10 years
Number of stock options, exercised
Weighted-average exercise price, exercised
Weighted- Average Remaining Contractual Life, exercised
Number of stock options, forfeited/expired/cancelled			(114,840)	(39,698)
Weighted-average exercise price, forfeited/expired/cancelled			$ 50.39	$ 30.9
Weighted- Average Remaining Contractual Life, forfeited/expired/cancelled